Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	6.94%	(1.30%)	0.53%
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Average Annual Return, Percent	7.07%	(1.06%)	0.77%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	9.67%	(0.94%)	0.52%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	11.46%	(0.23%)	1.22%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	11.40%	(0.30%)	1.15%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	11.11%	(0.54%)	0.91%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1
Average Annual Return, Percent	11.24%	(0.30%)	1.15%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.67%	(0.94%)	0.52%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg U.S. MBS Fixed Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Average Annual Return, Percent	12.32%	0.04%	1.41%
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Average Annual Return, Percent	12.45%	(0.04%)	1.40%
Bloomberg U.S. MBS Fixed Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Average Annual Return, Percent	12.32%	0.04%	1.41%
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Average Annual Return, Percent	12.45%	(0.04%)	1.40%
Bloomberg U.S. MBS Fixed Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Average Annual Return, Percent	12.32%	0.04%	1.41%
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Average Annual Return, Percent	12.45%	(0.04%)	1.40%
Bloomberg U.S. MBS Fixed Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Average Annual Return, Percent	12.32%	0.04%	1.41%
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Average Annual Return, Percent	12.45%	(0.04%)	1.40%
Bloomberg U.S. MBS Fixed Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Average Annual Return, Percent	12.32%	0.04%	1.41%
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Average Annual Return, Percent	12.45%	(0.04%)	1.40%